Consolidated Statements of Stockholders' Equity (USD $)	Total	Common stock [Member]	Additional paid-in-capital [Member]	Treasury units [Member]	Retained earnings [Member]
Balance at Dec. 31, 2009	$ 62,000,000	$ 3,000	$ 8,259,000	$ (261,000)	$ 53,999,000
Balance, shares at Dec. 31, 2009		32,329,897
Distributions to Stockholders	22,783,000				(22,272,000)
Net income	29,709,000				29,709,000
Balance at Dec. 31, 2010	69,437,000	3,000	8,259,000	(261,000)	61,436,000
Balance, shares at Dec. 31, 2010		32,329,897
Distributions to Stockholders	21,744,000
Redemption of common units of Tile Shop LLC	(1,484,000)		(84,000)		(1,400,000)
Redemption of common units of Tile Shop LLC, shares		(329,897)
Distributions to members of Tile Shop LLC	(24,166,000)				(24,166,000)
Net income	31,360,000				31,360,000
Balance at Dec. 31, 2011	75,147,000	3,000	8,175,000	(261,000)	67,230,000
Balance, shares at Dec. 31, 2011		32,000,000
Distributions to Stockholders	26,306,000
Merger of JWC Acquisition Corp	(13,908,000)	1,000	(13,909,000)
Merger of JWC Acquisition Corp, shares		10,534,884
Issuance of promissory note	(69,771,000)		(17,282,000)		(52,489,000)
Distributions to members of Tile Shop LLC	(22,055,000)				(22,055,000)
Cancellation of treasury units			(261,000)	261,000
Issuance of restricted shares
Issuance of restricted shares, shares		295,000
Exercise of warrants	5,569,000		5,569,000
Exercise of warrants, shares		347,938
Stock based compensation	1,953,000		1,953,000
Expenses for business combination	(2,490,000)		(2,490,000)
Deferred income taxes	27,679,000		27,679,000
Net income	(46,887,000)				(46,887,000)
Balance at Dec. 31, 2012	$ (44,763,000)	$ 4,000	$ 9,434,000	$ 0	$ (54,201,000)
Balance, shares at Dec. 31, 2012		43,177,822